Ordinary shares, share premium, and other equity (Narrative) (Details) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£) Issuance Redemptions £ / shares shares		Dec. 31, 2018 GBP (£) Issuance Redemptions shares		Dec. 31, 2017 GBP (£) shares		May 02, 2019 shares	May 10, 2017 £ / shares	Dec. 31, 2016 GBP (£)
Repurchase of shares	£ 2,668		£ 3,582		£ 1,339
Equity	65,660		63,779		£ 66,016				£ 71,365
Barclays PLC [member]
Equity	£ 56,467		£ 54,180						36,322
Ordinary shares [member]
Number of shares outstanding | shares	17,322,000,000		17,133,000,000		17,060,000,000
Par value per share | £ / shares	£ 0.25
Called up share capital and share premium [member]
Equity	£ 4,594	[1]	£ 4,311	[1]	£ 22,045	[1]			21,842
Called up share capital and share premium [member] | Barclays PLC [member]
Equity	£ 4,594		£ 4,311		22,045				21,842
Called up share capital and share premium [member] | Ordinary shares [member]
Number of shares outstanding | shares	17,322,000,000		17,133,000,000
Par value per share | £ / shares	£ 0.25
Share repurchase program [member] | Ordinary shares [member]
Par value per share | £ / shares								£ 0.25
Number of shares authorised | shares							1,713,800,309
Repurchase of shares	£ 0		£ 0
Retained earnings [member]
Equity	44,204		43,460		27,536				30,531
Retained earnings [member] | Barclays PLC [member]
Equity	40,614		39,842						7,607
Other equity instruments [member]
Equity	10,871	[1]	9,632	[1]	8,941	[1]			6,449
Other equity instruments [member] | Barclays PLC [member]
Equity	£ 10,865		£ 9,633		£ 8,943				£ 6,453
AT1 Securities [member]
Rights, preferences and restrictions attaching to class of share capital	AT1 securities rank behind the claims against Barclays PLC of 1) unsubordinated creditors; 2) claims which are expressed to be subordinated to the claims of unsubordinated creditors of Barclays PLC but not further or otherwise; or 3) claims which are, or are expressed to be, junior to the claims of other creditors of Barclays PLC, whether subordinated or unsubordinated, other than claims which rank, or are expressed to rank, pari passu with, or junior to, the claims of holders of the AT1 securities.
Description of interest rate	AT1 securities bear a fixed rate of interest until the initial call date. After the initial call date, in the event that they are not redeemed, the AT1 securities will bear interest at rates fixed periodically in advance for five-year periods based on market rates.
Description of arrangement for contingent consideration arrangements and indemnification assets	All AT1 securities will be converted into ordinary shares of Barclays PLC, at a pre-determined price, should the fully loaded CET1 ratio of the Barclays Group fall below 7%.
AT1 Securities [member] | Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities [member]
Number of convertible instruments issued | Issuance	3		1
Number of convertible instruments redeemed | Redemptions	3		1
Issuances of AT1 equity instruments [member] | Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities [member]
Notional amount	£ 3,500		£ 1,900
Redemptions of AT1 equity instruments [member] | Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities [member]
Notional amount	£ 2,300

[1]	For further details refer to Note 28